Pension and Other Postretirement Benefits (Details 2) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Change in fair value of the pension plan assets
Ending balance	$ 467	$ 351
Funded status of plans
Assets	467	351
Funded status is recorded on the accompanying consolidated balance sheets
Accounts payable and accrued expenses	(6)	(6)
Accrued postretirement benefits	(203)	(283)
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Plans with assets in excess of accumulated benefit obligation, Plan Assets	50	45
Plans with assets in excess of accumulated benefit obligation, Accumulated Benefit Obligation	41	38
Plans with assets in excess of accumulated benefit obligation, Projected Benefit Obligation	42	40
Plans with accumulated benefit obligation in excess of assets, Plan Assets	417	306
Plans with accumulated benefit obligation in excess of assets, Accumulated Benefit Obligation	505	476
Plans with accumulated benefit obligation in excess of assets, Projected Benefit Obligation	571	537
Total, Plan Assets	467	351
Pension Benefits [Member]
Change in fair value of the pension plan assets
Beginning balance	351	284
Actual return on plan assets	64	77
Company contributions	76	13
Benefits paid	(24)	(23)
Ending balance	467	351	284
Funded status of plans
Assets	467	351	284
Obligations	(613)	(577)	(415)
Funded status	(146)	(226)
Funded status is recorded on the accompanying consolidated balance sheets
Other assets	7	5
Accounts payable and accrued expenses	(3)	(3)
Accrued postretirement benefits	(150)	(228)
Net liability	(146)	(226)
Accumulated other comprehensive loss:
Net actuarial loss (gain)	263	299
Prior service cost	3	4
Total	266	303
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Plan Assets	467	351	284
Total, Projected Benefit Obligation	613	577	415
Pension Expense
Service cost	16	10	13
Interest cost	33	32	30
Special termination benefits	1		1
Expected return on plan assets	(36)	(34)	(35)
Amortization of:
Prior service cost	1	1	1
Net actuarial loss	18	4	6
Net expense	33	13	16
Medical and Life Insurance Benefits [Member]
Change in fair value of the pension plan assets
Beginning balance	0	0
Retiree contributions	2	2
Company contributions	2	2
Benefits paid	(4)	(4)
Ending balance	0	0	0
Funded status of plans
Assets	0	0	0
Obligations	(56)	(58)	(44)
Funded status	(56)	(58)
Funded status is recorded on the accompanying consolidated balance sheets
Other assets	0	0
Accounts payable and accrued expenses	(3)	(3)
Accrued postretirement benefits	(53)	(55)
Net liability	(56)	(58)
Accumulated other comprehensive loss:
Net actuarial loss (gain)	(3)	7
Prior service cost	6	1
Total	3	8
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Plan Assets	0	0	0
Total, Projected Benefit Obligation	56	58	44
Pension Expense
Service cost	1	1	1
Interest cost	3	3	3
Amortization of:
Net expense	4	4	4
Plan Assets [Member]
Change in fair value of the pension plan assets
Ending balance	467	351
Funded status of plans
Assets	467	351
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Plan Assets	467	351
Accumulated Benefit Obligation [Member]
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Accumulated Benefit Obligation	546	514
Projected Benefit Obligation [Member]
Funded status of plans
Obligations	(613)	(577)
Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations.
Total, Projected Benefit Obligation	$ 613	$ 577